Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,077	$ 693
Less: accumulated depreciation	(501)	(363)
Property and equipment, net	576	330
Computer, office and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	659	407
Computer software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	80	80
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	100	64
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 238	$ 142